Other - Net, (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2018
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense)
Other–net, (income) expense consisted of the following:

	2018	2017	2016
Interest expense	$242.5	$225.0	$185.2
Interest income	(159.3)	(166.4)	(107.9)
Venezuela charge	—	—	203.9
Retirement benefit	(240.5)	(249.0)	(197.1)
Other (income) expense	11.7	(111.1)	(192.9)
Other–net, (income) expense	$(145.6)	$(301.5)	$(108.8)